Initial Public Offering (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended				12 Months Ended	3 Months Ended	9 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended		3 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2011 Convertible Debentures [Member]	Jun. 30, 2012 Convertible Debentures [Member] Interest Expense [Member]	Jun. 30, 2013 Convertible Debentures [Member] Interest Expense [Member]	Jun. 30, 2012 Convertible Debentures [Member] Interest Expense [Member]	Sep. 30, 2011 Redeemable Preferred Stock, Series A-1 [Member]	Jun. 12, 2013 Common Stock [Member]	Jun. 12, 2013 Common Stock [Member] Convertible Debentures [Member]	Dec. 31, 2012 Common Stock [Member] Convertible Debentures [Member]	Jun. 12, 2013 IPO [Member]	Jun. 11, 2013 IPO [Member]	Jun. 30, 2013 IPO [Member] Convertible Debentures [Member] Interest Expense [Member]	Jun. 30, 2013 IPO [Member] Convertible Debentures [Member]	Jun. 12, 2013 IPO [Member] Redeemable Preferred Stock, Series A-1 [Member]	Jun. 12, 2013 IPO [Member] Common Stock [Member]	Jun. 12, 2013 IPO [Member] Common Stock [Member] Convertible Debentures [Member]	Jun. 12, 2013 IPO [Member] Convertible A-1 and A-2 Preferred Stock [Member]	Jun. 12, 2013 IPO [Member] Preferred Class A [Member] Submittal Exchange [Member]
Class of Stock [Line Items]
Shares converted into stock																	0.35				0.50
Common stock, shares outstanding	22,799,000		8,570,000	8,544,000									22,839,000	9,935,000
Offering price per share	$ 15.00								$ 15.00
Recognition of unamortized debt discount upon conversion						$ 0	$ 2,250	$ 0							$ 863
Aggregate offering price, net of issuance costs	79,038	0																80,213
Payments of Stock Issuance Costs																		6,037
Other income related to conversion option																82
Aggregate offering proceeds	77,709																	77,709
Discounts and commission costs																		$ 2,504
Shares of stock issued										5,750,000			750,000					5,750,000
Shares converted into stock																				5,336,000	963,000
Shares issued for preferred stock dividends																				412,000
Shares issued in debt conversion					1,602,000						443,000	826,000							443,000